Inventory, net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory, net
10. Inventory, net

Inventory is stated at the lower of cost or market using the first-in first-out method and consists entirely of finished goods. The Company’s inventory as of June 30, 2014 and December 31, 2013 was as follows:

	Unaudited	Audited
	June 30, 2014	December 31, 2013
Total Gross Inventory, Finished Goods	$255,000	$527,000
Less: Inventory reserve	(92,000)	(365,000)
Total Inventory	$163,000	$162,000

During the six months ended June 30, 2014, approximately $66,000 of DSU inventory near expiration or replaced by newer versions and approximately $216,000 related to the POU product recall initiated in 2013 was written off.

Note 3 - Inventory

The Company’s inventory components as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Total Gross Inventory, Finished Goods	$527,000	$581,000
Less: Inventory reserve	(365,000)	(269,000)
Total Inventory	$162,000	$312,000